Prudential Global Total Return Fund, Inc. SUMMARY SECTION
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek total return, made up of current income and capital appreciation.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than  $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 37 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 47.

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Prudential Global Total Return Fund, Inc. Prudential Global Total Return Fund, Inc. (USD $)	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Redemption fees	none	none	none	none
Exchange fee	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	none

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prudential Global Total Return Fund, Inc. Prudential Global Total Return Fund, Inc.	Class A	Class B	Class C	Class Z
Management fees	0.65%	0.65%	0.65%	0.65%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	none
+ Other expenses	0.52%	0.52%	0.52%	0.52%
= Total annual Fund operating expenses	1.47%	2.17%	2.17%	1.17%
- Fee waiver	(0.05%)	none	none	none
= Net annual Fund operating expenses	1.42%	2.17%	2.17%	1.17%

Example.

The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example - Prudential Global Total Return Fund, Inc. Prudential Global Total Return Fund, Inc. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	588	889	1,212	2,124
Class B	720	979	1,264	2,243
Class C	320	679	1,164	2,503
Class Z	119	372	644	1,420

If Shares Are Not Redeemed
Expense Example, No Redemption - Prudential Global Total Return Fund, Inc. Prudential Global Total Return Fund, Inc. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	588	889	1,212	2,124
Class B	220	679	1,164	2,243
Class C	220	679	1,164	2,503
Class Z	119	372	644	1,420

° The Distributor of the Fund has contractually agreed through February 28, 2012 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to February 28, 2012, and may be renewed, modified or terminated thereafter. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Directors.

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund seeks investments that will increase in value, as well as pay the Fund interest and other income. The Fund normally invests at least 65% of its total assets in income-producing debt securities of U.S. and foreign corporations and governments, supranational organizations, semi-governmental entities or government agencies, authorities or instrumentalities, investment-grade U.S. or foreign mortgages and mortgage-related securities and U.S. or foreign short-term and long-term bank debt securities or bank deposits. The Fund invests in securities of emerging market countries. We look mostly for investment-grade securities denominated in U.S. dollars or foreign currencies. Our approach to global investing focuses on country and currency selection. We look at fundamentals to identify relative value. The Fund invests up to 35% of its total assets in high-yield, high-risk bonds, also known as "junk" bonds.

While we make every effort to achieve the Fund's objective, we can't guarantee success.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Debt Obligations. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements.

U.S. Government and Agency Securities Risk. In addition to market risk, interest rate risk and credit risk, such securities may limit potential for capital appreciation. Not all U.S. Government securities are insured or guaranteed by the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, Fannie Mae and Freddie Mac were placed into a conservatorship by their regulator, the Federal Housing Finance Agency ("FHFA"). It is unclear what effect this conservatorship will have on securities issued or guaranteed by these entities. Although the U.S. Government has provided support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Mortgages and Mortgage-Related Securities. Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. The values of mortgage-related securities vary with changes in market interest rates generally and changes in yields among various kinds of mortgage-related securities. Such values are particularly sensitive to partial and complete prepayments of the underlying mortgages.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Foreign Securities Risk. Investing in securities of non-U.S. issuers (including Yankee Obligations) generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. Additionally, the changing value of foreign currencies could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Interest Rate Risk. This is the risk that the securities in which the Fund invests could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities generally are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument's reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. Certain types of debt obligations are also subject to prepayment and extension risk. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk."

Junk Bonds Risk. High-yield, high-risk bonds have speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

For more information on the risks of investing in this Fund, please see How the Fund Invests - Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns (Class A Shares)

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver and the contractual subsidy of Fund expenses, the annual returns would have been lower, too.

Best Quarter: 2nd Quarter 2009 12.52% Worst Quarter: 3rd Quarter 2008 -7.00%
Average Annual Total Returns % (as of 12-31-10)
Average Annual Total Returns - Prudential Global Total Return Fund, Inc. Prudential Global Total Return Fund, Inc.	One Year	Five Years	Ten Years
Class B	4.22%	6.79%	5.45%
Class C	8.33%	7.20%	5.66%
Class Z	10.07%	7.97%	6.45%
Class A	5.05%	6.75%	5.70%
Class A Return After Taxes on Distributions	1.35%	4.18%	3.32%
Class A Return After Taxes on Distribution and Sale of Fund Shares	3.18%	4.24%	3.45%
Citigroup World Government Bond Index-Unhedged (reflects no deduction for fees, expenses or taxes)	5.17%	7.08%	7.00%
Lipper Average (reflects no deduction for fees, expenses or taxes)	7.54%	5.53%	6.53%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000793159
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 9, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 9, 2011
Prospectus Date	rr_ProspectusDate	Feb 9, 2011
Prudential Global Total Return Fund, Inc. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.52%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.47%
- Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.42%
1 Year	rr_ExpenseExampleYear01	588
3 Years	rr_ExpenseExampleYear03	889
5 Years	rr_ExpenseExampleYear05	1,212
10 Years	rr_ExpenseExampleYear10	2,124
1 Year	rr_ExpenseExampleNoRedemptionYear01	588
3 Years	rr_ExpenseExampleNoRedemptionYear03	889
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,212
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,124
Annual Return 2001	rr_AnnualReturn2001	(0.15%)	[1]
Annual Return 2002	rr_AnnualReturn2002	10.13%	[1]
Annual Return 2003	rr_AnnualReturn2003	13.44%	[1]
Annual Return 2004	rr_AnnualReturn2004	9.42%	[1]
Annual Return 2005	rr_AnnualReturn2005	(7.94%)	[1]
Annual Return 2006	rr_AnnualReturn2006	5.66%	[1]
Annual Return 2007	rr_AnnualReturn2007	7.87%	[1]
Annual Return 2008	rr_AnnualReturn2008	(4.04%)	[1]
Annual Return 2009	rr_AnnualReturn2009	20.64%	[1]
Annual Return 2010	rr_AnnualReturn2010	10.00%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.00%)
One Year	rr_AverageAnnualReturnYear01	5.05%
Five Years	rr_AverageAnnualReturnYear05	6.75%
Ten Years	rr_AverageAnnualReturnYear10	5.70%
Prudential Global Total Return Fund, Inc. | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.35%
Five Years	rr_AverageAnnualReturnYear05	4.18%
Ten Years	rr_AverageAnnualReturnYear10	3.32%
Prudential Global Total Return Fund, Inc. | Class A | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.18%
Five Years	rr_AverageAnnualReturnYear05	4.24%
Ten Years	rr_AverageAnnualReturnYear10	3.45%
Prudential Global Total Return Fund, Inc. | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.52%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.17%
- Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.17%
1 Year	rr_ExpenseExampleYear01	720
3 Years	rr_ExpenseExampleYear03	979
5 Years	rr_ExpenseExampleYear05	1,264
10 Years	rr_ExpenseExampleYear10	2,243
1 Year	rr_ExpenseExampleNoRedemptionYear01	220
3 Years	rr_ExpenseExampleNoRedemptionYear03	679
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,243
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05	6.79%
Ten Years	rr_AverageAnnualReturnYear10	5.45%
Prudential Global Total Return Fund, Inc. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.52%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.17%
- Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.17%
1 Year	rr_ExpenseExampleYear01	320
3 Years	rr_ExpenseExampleYear03	679
5 Years	rr_ExpenseExampleYear05	1,164
10 Years	rr_ExpenseExampleYear10	2,503
1 Year	rr_ExpenseExampleNoRedemptionYear01	220
3 Years	rr_ExpenseExampleNoRedemptionYear03	679
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,503
One Year	rr_AverageAnnualReturnYear01	8.33%
Five Years	rr_AverageAnnualReturnYear05	7.20%
Ten Years	rr_AverageAnnualReturnYear10	5.66%
Prudential Global Total Return Fund, Inc. | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.52%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.17%
- Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	372
5 Years	rr_ExpenseExampleNoRedemptionYear05	644
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,420
One Year	rr_AverageAnnualReturnYear01	10.07%
Five Years	rr_AverageAnnualReturnYear05	7.97%
Ten Years	rr_AverageAnnualReturnYear10	6.45%
Prudential Global Total Return Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Prudential Global Total Return Fund, Inc. SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek total return, made up of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than  $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 37 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 47.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

° The Distributor of the Fund has contractually agreed through February 28, 2012 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to February 28, 2012, and may be renewed, modified or terminated thereafter. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Directors.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks investments that will increase in value, as well as pay the Fund interest and other income. The Fund normally invests at least 65% of its total assets in income-producing debt securities of U.S. and foreign corporations and governments, supranational organizations, semi-governmental entities or government agencies, authorities or instrumentalities, investment-grade U.S. or foreign mortgages and mortgage-related securities and U.S. or foreign short-term and long-term bank debt securities or bank deposits. The Fund invests in securities of emerging market countries. We look mostly for investment-grade securities denominated in U.S. dollars or foreign currencies. Our approach to global investing focuses on country and currency selection. We look at fundamentals to identify relative value. The Fund invests up to 35% of its total assets in high-yield, high-risk bonds, also known as "junk" bonds.

While we make every effort to achieve the Fund's objective, we can't guarantee success.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Debt Obligations. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements.

U.S. Government and Agency Securities Risk. In addition to market risk, interest rate risk and credit risk, such securities may limit potential for capital appreciation. Not all U.S. Government securities are insured or guaranteed by the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, Fannie Mae and Freddie Mac were placed into a conservatorship by their regulator, the Federal Housing Finance Agency ("FHFA"). It is unclear what effect this conservatorship will have on securities issued or guaranteed by these entities. Although the U.S. Government has provided support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Mortgages and Mortgage-Related Securities. Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. The values of mortgage-related securities vary with changes in market interest rates generally and changes in yields among various kinds of mortgage-related securities. Such values are particularly sensitive to partial and complete prepayments of the underlying mortgages.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Foreign Securities Risk. Investing in securities of non-U.S. issuers (including Yankee Obligations) generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. Additionally, the changing value of foreign currencies could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Interest Rate Risk. This is the risk that the securities in which the Fund invests could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities generally are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument's reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. Certain types of debt obligations are also subject to prepayment and extension risk. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk."

Junk Bonds Risk. High-yield, high-risk bonds have speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

For more information on the risks of investing in this Fund, please see How the Fund Invests - Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class A Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 12.52% Worst Quarter: 3rd Quarter 2008 -7.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12-31-10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Prudential Global Total Return Fund, Inc. | Citigroup World Government Bond Index-Unhedged (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.17%
Five Years	rr_AverageAnnualReturnYear05	7.08%
Ten Years	rr_AverageAnnualReturnYear10	7.00%
Prudential Global Total Return Fund, Inc. | Lipper Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.54%
Five Years	rr_AverageAnnualReturnYear05	5.53%
Ten Years	rr_AverageAnnualReturnYear10	6.53%

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver and the contractual subsidy of Fund expenses, the annual returns would have been lower, too.